OTHER ASSETS (Details) $ in Thousands		12 Months Ended
	Dec. 18, 2019 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 18, 2019 USD ($) shares
Disclosure Of Detailed Information Of Other Current Assets [Line Items]
Federal, provincial and other sales taxes receivable		$ 67,666	$ 78,841
Prepaid expenses		72,502	70,986
Financial asset at FVTPL			9,119
Other		19,044	20,272
Total other current assets		159,212	179,218
Non-current ore in stockpiles and on leach pads		198,044	145,675
Non-current prepaid expenses		26,945	18,035
Non-current loan receivable - Orla		21,247	4,551
Non-current other receivables		8,238	14,367
Other		4,780	2,240
Total other assets		259,254	184,868
Realized loss on disposition of the assets		200
Orla Mining Ltd.
Disclosure Of Detailed Information Of Other Current Assets [Line Items]
Loan receivable term	5 years
Principal				$ 125,000
Interest rate on loan receivables				8.80%
Aggregate financing commitment				$ 40,000
Financing commitment advanced in the year		16,000	$ 8,000
Remaining financing commitment available to be drawn		$ 16,000
Common share purchase warrants issued | shares				10,400,000
Exercise price | $ / shares	$ 3.00